Total
Invesco Large Cap Value ETF
Summary Information
Investment Objective
The Invesco Large Cap Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Value Intellidex® Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Large Cap Value ETF Invesco Large Cap Value ETF
Management Fees	0.50%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.55%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF | USD ($)	56	176	307	689

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Index Provider”) compiles and maintains the Underlying Index, which is composed of 50 large-capitalization U.S. stocks with strong value characteristics that the Index Provider includes principally on the basis of their capital appreciation potential. The Index Provider ranks the 2,000 largest (by market capitalization), most liquid U.S. stocks traded on the New York Stock Exchange (“NYSE”), NYSE American and The Nasdaq Stock Market (“NASDAQ”) for investment potential using ICE Data’s proprietary Intellidex® model.
As of June 30, 2023, the Underlying Index was comprised of 50 constituents with market capitalizations ranging from $31 billion to $433 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of April 30, 2023.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2023, the Fund had significant exposure to the health care sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance  and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2023	0.24%
Best Quarter	December 31, 2020	14.06%
Worst Quarter	March 31, 2020	-26.18%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Large Cap Value ETF	1 Year	5 Years	10 Years	Inception Date
Invesco Large Cap Value ETF	(1.09%)	6.53%	10.46%	Mar. 03, 2005
After Taxes on Distributions | Invesco Large Cap Value ETF	(1.65%)	5.91%	9.87%
After Taxes on Distributions and Sale of Fund Shares | Invesco Large Cap Value ETF	(0.28%)	5.01%	8.51%
Dynamic Large Cap Value Intellidex® Index (reflects no deduction for fees, expenses or taxes)	(0.49%)	7.11%	11.11%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	(7.54%)	6.67%	10.29%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.